Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Preferred Stock Summary	The following table summarizes BNY Mellon’s preferred stock issued and outstanding at Dec. 31, 2019 and Dec. 31, 2018.

Preferred stock summary (a)		Total shares issued and outstanding		Carrying value (b)
				(in millions)
		Dec. 31,		Dec. 31,
	Per annum dividend rate	2019	2018	2019	2018
Series A	Greater of (i) three-month LIBOR plus 0.565% for the related distribution period; or (ii) 4.000%	5,001	5,001	$500	$500
Series C	5.2%	5,825	5,825	568	568
Series D	4.50% to but excluding June 20, 2023, then a floating rate equal to the three-month LIBOR plus 2.46%	5,000	5,000	494	494
Series E	4.95% to and including June 20, 2020, then a floating rate equal to the three-month LIBOR plus 3.42%	10,000	10,000	990	990
Series F	4.625% to and including Sept. 20, 2026, then a floating rate equal to the three-month LIBOR plus 3.131%	10,000	10,000	990	990
Total		35,826	35,826	$3,542	$3,542

(a)	All outstanding preferred stock is noncumulative perpetual preferred stock with a liquidation preference of $100,000 per share.
(b)
The carrying value of the Series C, Series D, Series E and Series F preferred stock is recorded net of issuance costs.

Summary of Preferred Dividends Paid

The table below presents the dividends paid on our preferred stock.

Preferred dividends paid
(dollars in millions, except per share amounts)	Depositary shares per share		2019		2018		2017
			Per share	Total dividend	Per share	Total dividend	Per share	Total dividend
Series A	100	(a)	$4,055.55	$20	$4,055.55	$20	$4,055.55	$20
Series C	4,000		5,200.00	31	5,200.00	31	5,200.00	31
Series D	100		4,500.00	22	4,500.00	22	4,500.00	22
Series E	100		4,950.00	50	4,950.00	50	4,950.00	50
Series F	100		4,625.00	46	4,625.00	46	5,254.51	52
Total				$169		$169		$175

(a)	Represents Normal Preferred Capital Securities.

Schedule of Regulatory Capital Ratios
The regulatory capital ratios of our consolidated and largest bank subsidiary, The Bank of New York Mellon, are shown below.

Consolidated and largest bank subsidiary regulatory capital ratios (a)	Dec. 31,
	2019	2018
Consolidated regulatory capital ratios:
Common Equity Tier 1 (“CET1”) ratio	11.5%	10.7%
Tier 1 capital ratio	13.7	12.8
Total capital ratio	14.4	13.6
Tier 1 leverage ratio	6.6	6.6
Supplementary leverage raio (“SLR”) (b)	6.1	6.0

The Bank of New York Mellon regulatory capital ratios:
CET1 ratio	15.1%	14.0%
Tier 1 capital ratio	15.1	14.3
Total capital ratio	15.2	14.7
Tier 1 leverage ratio	6.9	7.6
SLR (b)	6.4	6.8

(a)
For our CET1, Tier 1 capital and Total capital ratios, our effective capital ratios under U.S. capital rules are the lower of the ratios as calculated under the Standardized and Advanced Approaches, which for the periods noted above was the Advanced Approaches. The Tier 1 leverage ratio is based on Tier 1 capital and quarterly average total assets. For BNY Mellon to qualify as “well capitalized,” its Tier 1 capital and Total capital ratios must be at least 6% and 10%, respectively. For The Bank of New York Mellon, our largest bank subsidiary, to qualify as “well capitalized,” its CET1, Tier 1 capital, Total capital and Tier 1 leverage ratios must be at least 6.5%, 8%, 10% and 5%, respectively.

(b)
The SLR is based on Tier 1 capital and total leverage exposure, which includes certain off-balance sheet exposures. For The Bank of New York Mellon to qualify as “well capitalized,” its SLR must be at least 6%.

Summary of Capital Components and Risk-Weighted Assets Determined Under the Standardized and Advanced Approaches
The following table presents our capital components and risk-weighted assets (“RWAs”) determined under the Standardized and Advanced Approaches, the average assets used for leverage capital purposes and leverage exposure used for SLR purposes.

Regulatory capital ratio components
	Dec. 31,
(in millions)	2019	2018
CET1:
Common shareholders’ equity	$37,941	$37,096
Adjustments for:
Goodwill and intangible assets (a)	(18,725)	(18,806)
Net pension fund assets	(272)	(320)
Equity method investments	(311)	(361)
Deferred tax assets	(46)	(42)
Other	(47)	—
Total CET1	18,540	17,567
Other Tier 1 capital:
Preferred stock	3,542	3,542
Other	(86)	(65)
Total Tier 1 capital	$21,996	$21,044

Tier 2 capital:
Subordinated debt	$1,248	$1,250
Allowance for credit losses	216	252
Other	(11)	(10)
Total Tier 2 capital – Standardized Approach	1,453	1,492
Excess of expected credit losses	—	65
Less: Allowance for credit losses	216	252
Total Tier 2 capital – Advanced Approaches	$1,237	$1,305

Total capital:
Standardized Approach	$23,449	$22,536
Advanced Approaches	$23,233	$22,349

Risk-weighted assets:
Standardized Approach	$148,695	$149,618
Advanced Approaches:
Credit Risk	$95,490	$92,917
Market Risk	4,020	3,454
Operational Risk	61,388	68,300
Total Advanced Approaches	$160,898	$164,671

Average assets for Tier 1 leverage ratio	$334,869	$319,007
Total leverage exposure for SLR	$362,452	$347,943
(a)
Reduced by deferred tax liabilities associated with intangible assets and tax deductible goodwill.

Schedule of Capital Above Thresholds Table
The following table presents the amount of capital by which BNY Mellon and our largest bank subsidiary, The Bank of New York Mellon, exceeded the capital thresholds determined under U.S. capital rules.

Capital above thresholds at Dec. 31, 2019
(in millions)	Consolidated	(a)	The Bank of New York Mellon	(b)
CET1	$4,864		$11,045
Tier 1 capital	5,906		9,130
Total capital	3,925		6,623
Tier 1 leverage ratio	8,601		5,424
SLR	3,873		1,157

(a)	Based on minimum required standards, with applicable buffers.
(b)
Based on well capitalized standards.